Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Current income tax expense	$ 297,000	$ 79,000
Deferred income tax expense (benefit)	0	398,000
Income tax expense (benefit) reported in the Condensed Consolidated Statement of Operations	$ 297,000	$ 477,000